Commitments and Contingencies - Schedule of Minimum Rental Commitments Under Noncancelable Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Minimum Rental Commitments - Capital leases, Total	$ 5.6
Minimum Rental Commitments - Capital leases, 2013	2.5
Minimum Rental Commitments - Capital leases, 2014	1.9
Minimum Rental Commitments - Capital leases, 2015	0.9
Minimum Rental Commitments - Capital leases, 2016	0.3
Minimum Rental Commitments - Capital leases, 2017
Minimum Rental Commitments - Capital leases, Thereafter
Minimum Rental Commitments - Operating leases, Total	62.8
Minimum Rental Commitments - Operating leases, 2013	18.1
Minimum Rental Commitments - Operating leases, 2014	13.5
Minimum Rental Commitments - Operating leases, 2015	6.6
Minimum Rental Commitments - Operating leases, 2016	5.9
Minimum Rental Commitments - Operating leases, 2017	3.4
Minimum Rental Commitments - Operating leases, Thereafter	$ 15.3